Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net
7	Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2023	2024
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(33)	(45)
Intangible assets, net	92	80

For the years ended December 31, 2022, 2023 and 2024, amortization expenses amounted to US$12, US$13 and US$12, respectively. For the years ended December 31, 2022, 2023 and 2024, there is no intangibles impairment to be recognized.

7Intangible assets, net (Continued)

As of December 31, 2024, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
US$
2025	12
2026	12
2027	12
2028	12
2029 and thereafter	32
80